Commitments and contingencies	3 Months Ended
Mar. 31, 2021
Commitments and contingencies
Commitments and contingencies

9.    Commitments and contingencies

Legal and regulatory matters

The Company is routinely involved in claims, lawsuits, regulatory and tax audits, investigations and other legal matters arising, for the most part, in the ordinary course of its business of providing health care services and products. Legal matters that the Company currently deems to be material or noteworthy are described below. The Company records its litigation reserves for certain legal proceedings and regulatory matters to the extent that the Company determines an unfavorable outcome is probable and the amount of loss can be reasonably estimated. For the other matters described below, the Company believes that the loss probability is remote and/or the loss or range of possible losses cannot be reasonably estimated at this time. The outcome of litigation and other legal matters is always difficult to predict accurately and outcomes that are not consistent with the Company’s view of the merits can occur. The Company believes that it has valid defenses to the legal matters pending against it and is defending itself vigorously. Nevertheless, it is possible that the resolution of one or more of the legal matters currently pending or threatened could have a material adverse effect on its business, results of operations and financial condition.

Beginning in 2012, the Company received certain communications alleging conduct in countries outside the United States that might violate the Foreign Corrupt Practices Act or other anti-bribery laws. The Company conducted investigations with the assistance of outside counsel and, in a continuing dialogue, advised the Securities and Exchange Commission (“SEC”) and the United States Department of Justice (“DOJ”) about these investigations. The DOJ and the SEC also conducted their own investigations, in which the Company cooperated.

In the course of this dialogue, the Company identified and reported to the DOJ and the SEC, and took remedial actions with respect to, conduct that resulted in the DOJ and the SEC seeking monetary penalties including disgorgement of profits and other remedies. This conduct revolved principally around the Company's products business in countries outside the United States.

On March 29, 2019, the Company entered into a non-prosecution agreement (“NPA”) with the DOJ and a separate agreement with the SEC intended to resolve fully and finally the U.S. government allegations against the Company arising from the investigations. Both agreements included terms starting August 2, 2019. The DOJ NPA is scheduled to terminate on August 2, 2022 and the dismissal of the SEC Order is scheduled to occur on November 30, 2022. The Company paid a combined total in penalties and disgorgement of approximately $231,715  (€205,854) to the DOJ and the SEC in connection with these agreements. The entire amount paid to the DOJ and the SEC was reserved for in charges that the Company recorded in 2017 and 2018 and announced in 2018. As part of the resolution, the Company agreed to certain self-reporting obligations and to retain an independent compliance monitor. Due to COVID-19 pandemic restrictions, the monitorship program faced certain delays, but the Company is working to have all its obligations under the resolution with the DOJ and SEC completed in 2022.

In 2015, the Company self-reported to the German prosecutor conduct with a potential nexus to Germany and continues to cooperate with government authorities in Germany in their review of the conduct that prompted the Company's and United States government investigations.

Since 2012, the Company has made and continues to make further significant investments in its compliance and financial controls and in its compliance, legal and financial organizations. The Company's remedial actions included separation from those employees responsible for the above-mentioned conduct. The Company is dealing with post-FCPA review matters on various levels. The Company continues to be fully committed to compliance with the FCPA and other applicable anti-bribery laws.

On October 30, 2020, Mexico's primary social security and health care agency filed a civil complaint in the United States District Court for the District of Massachusetts (Boston) asserting claims for common law fraud against the Company and FMCH. 2020 Civ. 11927-IT (E. D. Mass.). The allegations of the complaint rely on the Company's resolution under the FCPA. FMCH has been served and is proceeding to defend the litigation, initially by seeking dismissal based on improper venue and lack of jurisdiction. The Company has agreed to respond and defend if the case is not dismissed on FMCH’s motion.

Personal injury and related litigation, including litigation by certain state government agencies, involving FMCH's acid concentrate product, labeled as Granuflo® or Naturalyte®, first arose in 2012. The matters remaining after judicial decisions favorable to FMCH and settlement, including most significantly the settlement in the federal multi-district personal injury litigation consummated in November 2017, do not present material risk. Accordingly, specific reporting on these matters has been discontinued.

FMCH's insurers agreed to the settlement of the acid concentrate personal injury litigation and funded $220,000  (€179,284) of the settlement fund under a reciprocal reservation of rights. FMCH accrued a net expense of $60,000  (€48,896) in connection with the settlement, including legal fees and other anticipated costs. Following the settlement, FMCH's insurers in the AIG group initiated litigation against FMCH seeking to be indemnified by FMCH for their $220,000 (€179,284) outlay and FMCH initiated litigation against the AIG group to recover defense and indemnification costs FMCH had borne. National Union Fire Insurance v. Fresenius Medical Care, 2016 Index No. 653108 (Supreme Court of New York for New York County).

Discovery in the litigation is complete. The AIG group abandoned certain of its coverage claims and submitted expert reports on damages asserting that, if AIG prevails on all its remaining claims, it should recover $60,000  (€48,896). FMCH contests all of AIG’s claims and submitted expert reports supporting rights to recover $108,000  (€88,012) from AIG, in addition to the $220,000  (€179,284) already funded. A trial date has not been set in the matter.

In August 2014, FMCH received a subpoena from the United States Attorney’s Office (“USAO”) for the District of Maryland inquiring into FMCH's contractual arrangements with hospitals and physicians involving contracts relating to the management of in-patient acute dialysis services. On August 27, 2020, after the USAO declined to pursue the matter by intervening, the United States District Court for Maryland unsealed a 2014 relator’s qui tam complaint that gave rise to the investigation. United States ex rel. Martin Flanagan v. Fresenius Medical Care Holdings, Inc., 2014 Civ. 00665 (D. Maryland). The relator has served the complaint and litigation is proceeding. In response to FMCH’s motion to dismiss the unsealed complaint, the relator filed an amended complaint on February 5, 2021 making broad allegations about financial relationships between FMCH and nephrologists.

In July 2015, the Attorney General for Hawaii issued a civil complaint under the Hawaii False Claims Act alleging a conspiracy pursuant to which certain Liberty Dialysis subsidiaries of FMCH overbilled Hawaii Medicaid for Liberty's Epogen® administrations to Hawaii Medicaid patients during the period from 2006 through 2010, prior to the time of FMCH's acquisition of Liberty. Hawaii v. Liberty Dialysis—Hawaii, LLC et al., Case No. 15-1-1357-07 (Hawaii 1st Circuit). The State alleges that Liberty acted unlawfully by relying on incorrect and unauthorized billing guidance provided to Liberty by Xerox State Healthcare LLC, which acted as Hawaii's contracted administrator for its Medicaid program reimbursement operations during the relevant period. With discovery concluded, the State has specified that its demands for relief relate to $7,700  (€6,275) in overpayments on approximately twenty thousand “claims” submitted by Liberty. After prevailing on motions by Xerox to preclude it from doing so, FMCH is pursuing third-party claims for contribution and indemnification against Xerox. The State's False Claims Act complaint was filed after Liberty initiated an administrative action challenging the State's recoupment of alleged overpayments from sums currently owed to Liberty. The civil litigation and administrative action are proceeding in parallel. Trial in the civil litigation has been postponed because of COVID-19-related administrative issues and has been rescheduled for January 2022.

On August 31, 2015, FMCH received a subpoena under the False Claims Act from the United States Attorney for the District of Colorado (Denver) inquiring into FMCH’s participation in and management of dialysis facility joint ventures in which physicians are partners. FMCH continues to cooperate in the Denver USAO investigation, which has come to focus on purchases and sales of minority interests in ongoing outpatient facilities between FMCH and physician groups.

On November 25, 2015, FMCH received a subpoena under the False Claims Act from the United States Attorney for the Eastern District of New York (Brooklyn) also inquiring into FMCH’s involvement in certain dialysis facility joint ventures in New York. On September 26, 2018, the Brooklyn USAO declined to intervene on the qui tam complaint filed under seal in 2014 that gave rise to this investigation. CKD Project LLC v. Fresenius Medical Care, 2014 Civ. 06646 (E.D.N.Y. November 12, 2014). The court unsealed the complaint, allowing the relator to proceed on its own. On January 27, 2021, the Magistrate Judge recommended dismissal of the complaint with prejudice and without leave to amend. The relator is appealing the Magistrate Judge’s recommendation.

Beginning October 6, 2015, the United States Attorney for the Eastern District of New York (Brooklyn) has led an investigation, through subpoenas issued under the False Claims Act, of utilization and invoicing by FMCH’s subsidiary Azura Vascular Care for a period beginning after FMCH’s acquisition of American Access Care LLC ("AAC") in October 2011. FMCH is cooperating in the Brooklyn USAO investigation. The Brooklyn USAO has indicated that its investigation is nationwide in scope and is focused on whether certain access procedures performed at Azura facilities were medically unnecessary and whether certain physician assistants employed by Azura exceeded their permissible scope of practice. Allegations against AAC arising in districts in Connecticut, Florida and Rhode Island relating to utilization and invoicing were settled in 2015.

On November 18, 2016, FMCH received a subpoena under the False Claims Act from the United States Attorney for the Eastern District of New York (Brooklyn) seeking documents and information relating to the operations of Shiel Medical Laboratory, Inc. ("Shiel"), which FMCH acquired in October 2013. In the course of cooperating in the investigation and preparing to respond to the subpoena, FMCH identified falsifications and misrepresentations in documents submitted by a Shiel salesperson that relate to the integrity of certain invoices submitted by Shiel for laboratory testing for patients in long term care facilities. On February 21, 2017, FMCH terminated the employee and notified the United States Attorney of the termination and its circumstances. The terminated employee’s conduct is expected to result in demands for FMCH to refund overpayments and to pay related penalties under applicable laws, but the monetary value of such payment demands cannot yet be reasonably estimated. FMCH contends that, under the asset sale provisions of its 2013 Shiel acquisition, it is not responsible for misconduct by the terminated employee or other Shiel employees prior to the date of the acquisition. The Brooklyn USAO continues to investigate a range of issues involving Shiel, including allegations of improper compensation (kickbacks) to physicians, and has disclosed that multiple sealed qui tam complaints underlie the investigation.

On December 12, 2017, FMCH sold to Quest Diagnostics certain Shiel operations that are the subject of this Brooklyn subpoena, including the misconduct reported to the United States Attorney. Under the Quest Diagnostics sale agreement, FMCH retains responsibility for responding to the Brooklyn investigation and for liabilities arising from conduct occurring after its 2013 acquisition of Shiel and prior to its sale of Shiel to Quest Diagnostics. FMCH is cooperating in the investigation.

In May 2017, the United States Attorney for the Middle District of Tennessee (Nashville) issued identical subpoenas to FMCH and two subsidiaries under the False Claims Act concerning FMCH’s retail pharmaceutical business. The investigation is exploring allegations related to improper inducements to dialysis patients to fill oral prescriptions through FMCH’s pharmacy service, improper billing for returned pharmacy products and other allegations similar to those underlying the $63,700  (€53,778) settlement by DaVita Rx in Texas announced on December 14, 2017. United States ex rel. Gallian, 2016 Civ. 00943 (N.D. Tex.). FMCH is cooperating in the Nashville investigation.

On March 12, 2018, Vifor Fresenius Medical Care Renal Pharma Ltd. and Vifor Fresenius Medical Care Renal Pharma France S.A.S. (collectively, “VFMCRP”) (see note 3), filed a complaint for patent infringement against Lupin Atlantis Holdings SA and Lupin Pharmaceuticals Inc. (collectively, “Lupin”), and Teva Pharmaceuticals USA, Inc. (“Teva”) in the U.S. District Court for the District of Delaware (Case 1:18-cv-00390-MN, “first complaint”). The patent infringement action is in response to Lupin and Teva’s filings of Abbreviated New Drug Applications ("ANDA") with the U.S. Food and Drug Administration ("FDA") for generic versions of Velphoro®. Velphoro® is protected by patents listed in the FDA’s Approved Drug Products with Therapeutic Equivalence Evaluations, also known as the Orange Book. The complaint was filed within the 45-day period provided for under the Hatch-Waxman legislation, and triggered a stay of FDA approval of the ANDAs for 30 months (specifically, up to July 29, 2020 for Lupin’s ANDA; and August 6, 2020 for Teva’s ANDA. In response to another ANDA being filed for a generic Velphoro®, VFMCRP filed a complaint for patent infringement against Annora Pharma Private Ltd., and Hetero Labs Ltd. (collectively, “Annora”), in the U.S. District Court for the District of Delaware on December 17, 2018. The case was settled among the parties, thus terminating the court action on August 4, 2020. On May 26, 2020, VFMCRP filed a further complaint for patent infringement against Lupin in the U.S. District Court for the District of Delaware (Case No. 1:20-cv-00697-MN, “second complaint”) in response to Lupin’s ANDA for a generic version of Velphoro® and on the basis of a newly listed patent in the Orange Book. On July 6, 2020, VFMCRP filed an additional complaint for patent infringement against Lupin and Teva in the U.S. District Court for the District of Delaware (Case No. 1:20-cv-00911-MN) in response to the companies’ ANDA for generic versions of Velphoro® and on the basis of two newly listed patents in the Orange Book. All cases involving Lupin as defendant were settled among the parties, thus terminating the corresponding court actions on December 18, 2020.  In relation to the remaining pending cases and the defendant Teva, trial took place for the first complaint between January 19 and 22, 2021, and trial is scheduled for the second complaint for June 2022.

On December 17, 2018, FMCH was served with a subpoena under the False Claims Act from the United States Attorney for the District of Colorado (Denver) as part of an investigation of allegations against DaVita, Inc. involving transactions between FMCH and DaVita. The subject transactions include sales and purchases of dialysis facilities, dialysis-related products and pharmaceuticals, including dialysis machines and dialyzers, and contracts for certain administrative services. FMCH is cooperating in the investigation.

On June 28, 2019, certain FMCH subsidiaries filed a complaint against the United States seeking to recover monies owed to them by the United States Department of Defense under the Tricare program, and to preclude Tricare from recouping monies previously paid. Bio-Medical Applications of Georgia, Inc., et al. v. United States, CA 19‑947, United States Court of Federal Claims. Tricare provides reimbursement for dialysis treatments and other medical care provided to members of the military services, their dependents and retirees. The litigation challenges unpublished administrative actions by Tricare administrators reducing the rate of compensation paid for dialysis treatments provided to Tricare beneficiaries based on a recasting or “crosswalking” of codes used and followed in invoicing without objection for many years. Tricare administrators have acknowledged the unpublished administrative action and declined to change or abandon it. On July 8, 2020, the U.S. government filed its answer (and confirmed their position). The parties will proceed to discovery. The court has not yet set a date for trial in this matter. FMCH has imposed a constraint on revenue otherwise recognized from the Tricare program that it believes, in consideration of facts currently known, sufficient to account for the risk of this litigation.

On August 21, 2020, FMCH was served with a subpoena from the United States Attorney for the District of Massachusetts requesting information and documents related to urgent care centers that FMCH owned, operated, or controlled as part of its ChoiceOne and Medspring urgent care operations prior to its divestiture of and exit from that line of business in 2018. The subpoena appears to be related to an ongoing investigation of alleged upcoding in the urgent care industry, which has resulted in certain published settlements under the federal False Claims Act. FMCH is cooperating in the investigation.

On March 25, 2021, FMCH received a grand jury subpoena issued from the United States District Court for the Northern District of Texas (Dallas). The subpoena seeks documents comprising communications between employees of FMCH and DaVita and partially overlaps in content the 2018 Denver subpoena. The Dallas subpoena is part of a separate investigation by the Anti-Trust Division of the Department of Justice into possible employee “no poaching” and similar agreements to refrain from competition and is related to the indictment in United States v. Surgical Care Affiliates, 3:2021-Cr-0011 (N.D. Tex.). The unnamed co-conspirators described in the Surgical Care Affiliates indictment do not include FMCH, the Company, or any of their employees. FMCH is cooperating in the investigation.

From time to time, the Company is a party to or may be threatened with other litigation or arbitration, claims or assessments arising in the ordinary course of its business. Management regularly analyzes current information including, as applicable, the Company’s defenses and insurance coverage and, as necessary, provides accruals for probable liabilities for the eventual disposition of these matters.

The Company, like other health care providers, insurance plans and suppliers, conducts its operations under intense government regulation and scrutiny. It must comply with regulations which relate to or govern the safety and efficacy of medical products and supplies, the marketing and distribution of such products, the operation of manufacturing facilities, laboratories, dialysis clinics and other health care facilities, and environmental and occupational health and safety. With respect to its development, manufacture, marketing and distribution of medical products, if such compliance is not maintained, the Company could be subject to significant adverse regulatory actions by the FDA and comparable regulatory authorities outside the U.S. These regulatory actions could include warning letters or other enforcement notices from the FDA, and/or comparable foreign regulatory authority which may require the Company to expend significant time and resources in order to implement appropriate corrective actions. If the Company does not address matters raised in warning letters or other enforcement notices to the satisfaction of the FDA and/or comparable regulatory authorities outside the U.S., these regulatory authorities could take additional actions, including product recalls, injunctions against the distribution of products or operation of manufacturing plants, civil penalties, seizures of the Company’s products and/or criminal prosecution. FMCH is currently engaged in remediation efforts with respect to one pending FDA warning letter. The Company must also comply with the laws of the United States, including the federal Anti-Kickback Statute, the federal False Claims Act, the federal Stark Law, the federal Civil Monetary Penalties Law and the federal Foreign Corrupt Practices Act as well as other federal and state fraud and abuse laws. Applicable laws or regulations may be amended, or enforcement agencies or courts may make interpretations that differ from the Company’s interpretations or the manner in which it conducts its business. Enforcement has become a high priority for the federal government and some states. In addition, the provisions of the False Claims Act authorizing payment of a portion of any recovery to the party bringing the suit encourage private plaintiffs to commence whistleblower actions. By virtue of this regulatory environment, the Company’s business activities and practices are subject to extensive review by regulatory authorities and private parties, and continuing audits, subpoenas, other inquiries, claims and litigation relating to the Company’s compliance with applicable laws and regulations. The Company may not always be aware that an inquiry or action has begun, particularly in the case of whistleblower actions, which are initially filed under court seal.

The Company operates many facilities and handles the personal data ("PD") of its patients and beneficiaries throughout the United States and other parts of the world and engages with other business associates to help it carry out its health care activities. In such a decentralized system, it is often difficult to maintain the desired level of oversight and control over the thousands of individuals employed by many affiliated companies and its business associates. On occasion, the Company or its business associates may experience a breach under the Health Insurance Portability and Accountability Act Privacy Rule and Security Rules, the EU’s General Data Protection Regulation and or other similar laws ("Data Protection Laws") when there has been impermissible use, access, or disclosure of unsecured PD or when the Company or its business associates neglect to implement the required administrative, technical and physical safeguards of its electronic systems and devices, or a data breach that results in impermissible use, access or disclosure of personal identifying information of its employees, patients and beneficiaries. On those occasions, the Company must comply with applicable breach notification requirements.

The Company relies upon its management structure, regulatory and legal resources, and the effective operation of its compliance program to direct, manage and monitor the activities of its employees. On occasion, the Company may identify instances where employees or other agents deliberately, recklessly or inadvertently contravene the Company’s policies or violate applicable law. The actions of such persons may subject the Company and its subsidiaries to liability under the Anti-Kickback Statute, the Stark Law, the False Claims Act, Data Protection Laws, the Health Information Technology for Economic and Clinical Health Act and the Foreign Corrupt Practices Act, among other laws and comparable state laws or laws of other countries.

Physicians, hospitals and other participants in the health care industry are also subject to a large number of lawsuits alleging professional negligence, malpractice, product liability, worker’s compensation or related claims, many of which involve large claims and significant defense costs. The Company has been and is currently subject to these suits due to the nature of its business and expects that those types of lawsuits may continue. Although the Company maintains insurance at a level which it believes to be prudent, it cannot assure that the coverage limits will be adequate or that insurance will cover all asserted claims. A successful claim against the Company or any of its subsidiaries in excess of insurance coverage could have a material adverse effect upon it and the results of its operations. Any claims, regardless of their merit or eventual outcome, could have a material adverse effect on the Company’s reputation and business.

The Company has also had claims asserted against it and has had lawsuits filed against it relating to alleged patent infringements or businesses that it has acquired or divested. These claims and suits relate both to operation of the businesses and to the acquisition and divestiture transactions. The Company has, when appropriate, asserted its own claims, and claims for indemnification. A successful claim against the Company or any of its subsidiaries could have a material adverse effect upon its business, financial condition, and the results of its operations. Any claims, regardless of their merit or eventual outcome, could have a material adverse effect on the Company’s reputation and business.

In Germany, the tax audits for the years 2006 through 2009 have been substantially completed. The German tax authorities have indicated a re-qualification of dividends received in connection with intercompany mandatorily redeemable preferred shares into fully taxable interest payments for these and subsequent years until 2013. The Company has defended its position and will avail itself of appropriate remedies. The Company is also subject to ongoing and future tax audits in the U.S., Germany and other jurisdictions in the ordinary course of business. Tax authorities routinely pursue adjustments to the Company’s tax returns and disallowances of claimed tax deductions. When appropriate, the Company defends these adjustments and disallowances and asserts its own claims. A successful tax related claim against the Company or any of its subsidiaries could have a material adverse effect upon its business, financial condition and results of operations.

Other than those individual contingent liabilities mentioned above, the current estimated amount of the Company’s other known individual contingent liabilities is immaterial.